Stockholders' Equity	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS' DEFICIT
Stockholders' Equity

(13)Stockholders’ Equity

(a)Common Stock

As of December 31, 2022 and 2021, the Company’s authorized shares of common stock were 30,898,162 and 15,696,266, respectively. As of December 31, 2022, the Company had reserved the following shares of common stock for future issuance in connection with the conversion of shares of Preferred Stock, at the applicable conversion rates (see Note 12) and upon the exercise of certain options and warrants:

Preferred stock:
Series A‑1	152,188
Series A‑2	675,638
Series A‑3	712,198
Series A‑4	148,834
Series A‑5	868,487
Series A‑6	953,163
Series B	8,059,581
Series B‑1	1,936,284
Series B‑2	706,243
14,212,616
Warrants:
Warrants to purchase Series A‑5 preferred stock	5,010
Warrants to purchase Series A‑6 preferred stock	6,179
Warrants to purchase Series B preferred stock	42,354
Warrants to purchase Series B‑3 preferred stock	2,824,974
2,878,517
Stock options:
Stock options outstanding	1,671,075
Stock options available for future grant	432,413
2,103,488
19,194,621

(b)Stock Options

Under the 2009 Equity Incentive Plan As Amended (the “Plan”), the Company’s board of directors may grant incentive stock options and/or nonstatutory stock options to employees, directors, and consultants of the Company and its affiliates within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended. As of December 31, 2022 and 2021, there were in total 1,671,075 and 1,307,079, respectively, stock options issued and outstanding. The Plan was originally set to expire on July 28, 2019, the ten-year anniversary of its establishment, however, the ten-year life automatically renews each time the plan is amended to increase the authorized shares. The most recent amendment was on September 15, 2022, so the revised expiration date of the Plan is September 15, 2032.

Incentive stock options may be granted only to employees. Nonstatutory stock options may be granted to employees and nonemployees. On March 2, 2021, in conjunction with the Series B financing, our board of directors authorized an increase in the number of shares under the Plan to 1,235,926. On September 23, 2021, our board of directors authorized an increase in the number of shares under the Plan to 1,606,704, and, on December 20, 2021, to 1,804,452. On July 13, 2022, our board of directors authorized an increase in the number of shares under the Plan to 2,101,075 and, on September 15, 2022, to 2,348,260. At December 31, 2022, options to purchase 432,413 shares of common stock were available for grant.

The plan is administered by our chief executive officer and chief financial officer, who act on the recommendation of managers of the Company to select the individuals to whom the awards will be granted and to determine the amount and vesting period for the grants. All grants are subject to approval by the board of directors.

Stock options are granted with an exercise price equal to the estimated fair value of the stock at the date of grant. The fair value is determined by a third-party valuation performed in accordance with IRS Section 409A. Options generally have a ten-year contractual term and typically have graded vesting over one to four years.

The following tables summarize activity for options issued to employees, consultants, and directors:

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise	contractual
	shares	price	life
Options outstanding at January 1, 2021	735,803	$1.22	8.2
Granted	700,170	1.62	—
Exercised	(71,647)	0.81	—
Forfeiture	(57,246)	2.43	—
Options outstanding at December 31, 2021	1,307,080	1.22	8.4
Granted	550,049	2.43	—
Exercised	(82,879)	0.81	—
Forfeiture	(103,174)	1.22	—
Options outstanding at December 31, 2022	1,671,076	1.62	8.2

We granted 177,973 and 55,305 options to members of the Board of Directors and other non-employees during the years ended December 31, 2022 and 2021, respectively.

The following table summarizes certain information about all options outstanding as of December 31, 2022.

	Options outstanding		Options Exercisable
		Weighted
	Number	average	Number
	outstanding at	remaining	exercisable at
	December 31,	contractual	December 31,
Exercise Price	2022	life	2022
$0.41	540,863	8.00	380,641
$1.22	211,405	5.20	211,134
$1.62	4,100	1.10	4,100
$2.03	7,415	4.60	7,415
$2.43	900,291	9.20	203,651
$2.84	1,413	2.80	1,413
$3.65 – $18.61	5,589	3.32	5,589
	1,671,076		813,943

The grant date per share fair value of options was determined using the Black-Scholes-Merton option valuation model, and was computed to be approximately $0.81 and $0.41 for grants in the years ended December 31, 2022 and 2021, respectively, using the following assumptions:

	2022	2021
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	32%	32%
Expected term (years)(1)	5.6 – 6.2	5.0 – 6.1
Risk-free interest rate	2.76%	1.14%
(1)

Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.

Recognized compensation expense for employees and nonemployees in 2022 and 2021 was $368 and $109, respectively, which was predominately included in general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2022 and 2021, there was $433 and $24, respectively, of unrecognized compensation expense related to unvested share-based compensation arrangements granted under the equity incentive plan. The December 31, 2022, balance will be recognized over a weighted average period of 2.9 years.